SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Line Items]
Accounts Receivables, Prior Considered Past Due	1 year
Allowance for Doubtful Accounts Receivable, Current	$ 68,336	$ 8,913,180	$ 12,538,651
Advances to Suppliers	$ 238,776	590,637
Value Added Tax Payable, Percentage	17.00%
Product Warranty Accrual, Current	$ 146,271	11,708
Voting Ownership Interest Percentage	50.00%
Impairment of Long-Lived Assets Held-for-use	$ 0	(1,050,869)
Deferred Tax Assets, Valuation Allowance, Current	$ 0	605,837	407,539
Fair Value Inputs, Discount Rate	6.50%
Continuing Operations [Member]
Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable, Current	$ 68,336	20,195
Advances to Suppliers	0	96,496
Inventory Valuation Reserves	71,843	0
Product Warranty Accrual, Current	146,141	8,174
Product Warranty Expense	141,449	(120,105)	(209,227)
Research and Development Expense, Total	1,196,161	1,918,446	100,199
Discontinued Operations [Member]
Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable, Current	0	(8,892,985)
Advances to Suppliers	0	4,157,647
Inventory Valuation Reserves	0	1,001,452
Product Warranty Accrual, Current	130	3,534
Product Warranty Expense	0	5,118	14,268
Research and Development Expense, Total	0	580,216	$ 515,135
Impairment of Intangible Assets, Finite-lived	0	1,495,353
Impairment of Long-Lived Assets Held-for-use	0	1,050,869
Other Receivables [Member] | Continuing Operations [Member]
Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable, Current	562	622,673
Other Receivables [Member] | Discontinued Operations [Member]
Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable, Current	$ 0	$ 1,701,264
Minimum [Member]
Accounting Policies [Line Items]
Accounts Receivable Term	60 days
Maximum [Member]
Accounting Policies [Line Items]
Accounts Receivable Term	180 days